FPA Short Duration Government ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 98.3%
	U.S. TREASURY NOTES & BONDS — 98.3%
	U.S. Treasury Note
$3,038,000	4.125%, 5/31/2031	$3,023,733
6,715,000	4.125%, 6/30/2031	6,683,526
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $9,727,697)	9,707,259
	TOTAL BONDS & DEBENTURES
	(Cost $9,727,697)	9,707,259
	TOTAL INVESTMENTS — 98.3%
	(Cost $9,727,697)	9,707,259
	Other Assets in Excess of Liabilities — 1.7%	164,753
	TOTAL NET ASSETS — 100.0%	$9,872,012